Corporate and group information (Details Narrative) - USD ($)	Aug. 07, 2025	Jul. 31, 2025	Dec. 31, 2024	Jun. 30, 2026
Corporate And Group Information
Shares issued	187,500	1,250,000
Shares issued, par value	$ 0.5	$ 0.5		$ 0.50
Shares issued, offering price	$ 4.00	$ 4.00
Gross proceeds	$ 750,000	$ 5,000,000
Net proceeds		4,890,000
Underwriting discounts and commissions		3,600,000
Offering expenses paid			$ 1,600,000
Additional offering expenses		2,000,000.0
Underwriting discounts and commissions and total offering		3,600,000
Gross proceeds from issuance of shares		5,750,000
Net amount recognized in additional paid-in capital		$ 2,100,000